Condensed financial information of the Company (Tables)	12 Months Ended
Dec. 31, 2021
Condensed financial information of the Company
Schedule of Condensed Balance Sheet

Condensed Balance Sheets

	December 31
	2020	2021
	US$	US$

ASSETS

Current assets
Cash and cash equivalents	2,463,042	160,209
Short-term investments	—	70,875,668
Other receivables	189,494	21,248
Due from subsidiaries	230,448,376	49,101,879
Total current assets	233,100,912	120,159,004
Investments in subsidiaries	1,447,605,286	1,163,420,854
TOTAL ASSETS	1,680,706,198	1,283,579,858
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities
PRC income tax payable	13,388	13,388
PRC other tax payable	902,190	902,190
Other payable and accrued liabilities	31,210,541	35,216,403
Current portion of long-term bank loan and other debt	606,490,929	726,734,558
Due to subsidiaries	—	266,089,765
Payroll and welfare payables	2,622,544	525,043
Total current liabilities	641,239,592	1,029,481,347
Other long-term debt	373,994,646	—
Total liabilities	1,015,234,238	1,029,481,347
Shareholders' equity
Common shares, $0.0001 par value:
Authorized‑500,000,000 shares, issued and outstanding- 107,757,721 shares for 2021 (2020: 106,932,017 shares)	16,415	16,415
Treasury shares	(116,061,577)	(116,061,577)
Additional paid-in capital	552,215,071	544,386,509
Retained earnings	229,302,051	(174,242,836)
Total shareholders' equity	665,471,960	254,098,511

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	1,680,706,198	1,283,579,858

Schedule of Condensed Statement of Comprehensive Income

Condensed Statements of Comprehensive Income

	Year ended December 31
	2019	2020	2021
	US$	US$	US$
General and administrative expenses	(9,509,893)	(7,441,398)	(4,965,230)

Operating loss	(9,509,893)	(7,441,398)	(4,965,230)
Interest expense	(107,382,764)	(112,975,103)	(121,289,406)
Interest income	1,682,189	599,544	545,599
Net gain on debt extinguishment	536,011	—	—
Gain/(loss) on short-term investments	27,099	(27,077)	(1,627,139)
Other expenses	(20,106,250)	(4,277,443)	(878,154)
Equity in profit of subsidiaries, net	203,098,135	43,080,569	(289,093,048)
Income/(loss) from operations before income taxes	68,344,527	(81,040,908)	(417,307,378)
Income taxes	—	—	—
Net income/(loss) attributable to common shareholders	68,344,527	(81,040,908)	(417,307,378)
Other comprehensive income/(loss), net of tax of nil
Foreign currency translation adjustments	(20,044,827)	67,283,263	17,818,154
Comprehensive income/(loss) attributable to shareholders	48,299,700	(13,757,645)	(399,489,224)

Schedule of Condensed Statement of Cash Flows

Condensed Statements of Cash Flows

	Year ended December 31
	2019	2020	2021
	US$	US$	US$
Cash flows from operating activities:
Net income/(loss)	68,344,527	(81,040,908)	(417,307,378)
Adjustment to reconcile net income to net cash used in operating activities:
Equity in profit of subsidiaries, net	(203,098,135)	(43,080,570)	289,093,048
Stock based compensation expense	3,782,307	2,848,897	1,625,318
Loss on short-term investments	—	—	1,627,139
Amortization of deferred charges	7,445,276	6,024,220	—
(Gain)/loss on extinguishment of debt	(536,011)	5,583,578	—
Other receivables	654,500	(178,566)	168,246
Other current assets	172,920	77,648	—
Other payable and accrued liabilities	(291,915)	7,281,565	4,000,802
Payroll and welfare payables	(597,023)	402,431	1,363,218
Amount due from related parties	348,076	—	—
Net cash used in operating activities	(123,775,478)	(102,081,705)	(119,429,607)
Cash flows from investing activities:
Investment in short-term investments	—	—	(72,502,807)
Net cash used in investing activities	—	—	(72,502,807)
Cash flows from financing activities:
Changes in due from subsidiaries	212,589,733	224,773,858	447,436,262
Proceeds from short-term bank loans	19,900,000	28,080,000	—
Repayment of current portion of long-term bank loan and other long-term debt	—	—	(128,520,000)
Repayments of long-term bank loans	(110,311,908)	(23,078,000)	—
Proceeds from long-term bank loans	100,440,000	—	—
Proceeds from other long-term debts	300,000,000	378,852,273	270,000,000
Repayment of other long-term debts	(413,300,000)	(508,900,000)	(390,958,220)
Purchase of treasury shares	(26,080,876)	(2,483,896)	—
Dividends to shareholders	(19,647,356)	(14,284,148)	(4,055,664)
Payment of financing cost	(2,075,789)	(7,141,511)	(4,272,797)
Purchase of shares under RSU plan	(2,920,216)	—	—
Proceeds from exercise of stock options	166,480	134,790	—
Net cash provided by financing activities	58,760,068	75,953,366	189,629,581
Net decrease in cash and cash equivalents	(65,015,410)	(26,128,339)	(2,302,833)
Cash and cash equivalents, at the beginning of the year	93,606,791	28,591,381	2,463,042

Cash and cash equivalents, at end of the period	28,591,381	2,463,042	160,209